Fees Summary	Jul. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 551,086,000	[1]
Previously Paid Amount	0
Total Fee Amount	84,371.27
Total Offset Amount	0
Net Fee	$ 84,371.27

[1]	Estimated solely for the purpose of calculating the registration fee.